EARNINGS PER COMMON SHARE (Details)	12 Months Ended
	Mar. 31, 2013 USD ($)	Mar. 31, 2013 CNY	Mar. 31, 2012 CNY	Mar. 31, 2011 CNY
Numerator:
Net earnings	$ 3,736,716	23,207,990	55,841,470	19,754,016
Less: Dividends paid to participating securities		(525,049)	(1,476,269)
Net earnings attributable to participating securities				(162,360)
Net earnings available to common shareholders		22,682,941	54,365,201	19,591,656
Denominator for basic earnings per share:
Weighted average common shares outstanding	44,967,823	44,967,823	44,713,418	44,469,182
Plus: Incremental shares issuable upon exercise of share options	147,794	147,794	951,469
Denominator for diluted earnings per share	45,115,617	45,115,617	45,664,887	44,469,182
Basic earnings per common share	$ 0.08	0.50	1.22	0.44
Diluted earnings per common share	$ 0.08	0.50	1.19	0.44
Shares issuable under share options	1,134,742	1,134,742	100,000	3,262,650